SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Jul. 15, 2024	Jun. 24, 2024
Subsequent Event [Line Items]
Minimum bid price		$ 1.00
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	600,000
Share Price	$ 0.60
Sale of Stock, Consideration Received on Transaction	$ 360,000
Stock Issued During Period, Value, New Issues	$ 10,000,000